Share-Based Compensation (Details) - Stock Incentive Plan 2024 Plan [Member] - USD ($)		12 Months Ended
	Mar. 19, 2025	Sep. 30, 2025
Share-Based Compensation [Line Items]
Issuance of shares under share based arrangement	4,287,500	4,287,500
Value of shares granted (in Dollars)	$ 14,236,000